Inventories	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Inventories
Note 19. Inventories

	As of December 31, 2023	As of December 31, 2022
Materials and spare parts	4,651	8,177
Crude oil stock (Note 6.2)	2,664	4,722
Assigned crude oil stock	234	—

Total inventories	7,549	12,899